Share Capital	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share Capital
24.	SHARE CAPITAL

	Number of shares	Amount	Amount
		RMB’000	US$’000
Authorized:
As of January 1, 2019, December 31, 2019 and 2020 of US$0.0001 each	500,000,000	340

Issued at nominal value:
As of January 1, 2019, December 31, 2019 and 2020	206,500,000	136	21